Financial risk management - Exposure to credit risk (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024		Apr. 01, 2023		Mar. 31, 2022	[1]
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	¥ 8,584	¥ 10,837	[1]	¥ 7,697	[1]	¥ 17,704
Cash segregated as deposits	51,655	59,256	[1]	40,936	[1]
Crypto assets held	370	817
Customer accounts receivable	1,086	719	[1]	439	[1]
Other financial assets	495	651
Financial assets	62,190	72,280
Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	62,190	72,280
Impairment loss allowance
Disclosure of credit risk exposure [line items]
Financial assets	0	0		¥ 0
Not credit-impaired
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	8,584	10,837
Cash segregated as deposits	51,655	59,256
Crypto assets held	370	817
Customer accounts receivable	1,086	719
Other financial assets	495	651
Financial assets	62,190	72,280
Not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	62,190	72,280
Not credit-impaired | Impairment loss allowance
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Credit-impaired
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	0	0
Cash segregated as deposits	0	0
Crypto assets held	0	0
Customer accounts receivable	0	0
Other financial assets	0	0
Financial assets	0	0
Credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Credit-impaired | Impairment loss allowance
Disclosure of credit risk exposure [line items]
Financial assets	¥ 0	¥ 0

[1]	The comparative information is restated due to change in accounting policy. See Note 2 (5) “Changes in accounting policies”